UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                      WASHINGTON D.C. 20549
                            FORM 13F
                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Mason Capital Partners
Address:       50 Congress St. Suite 843
          Boston, MA 02109

13F File Number: 028-10262

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Gregg Picillo
Title:    Chief Compliance Officer
Phone:    617-228-5190

Signature, Place, and Date of Signing:

/s/ Gregg Picillo   Boston, MA     February 11, 2009

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.


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                      FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      93

Form 13F Information Table Value Total:      $1,001 (thousands)

List of Other Included Managers:

{None}
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FORM 13F INFORMATION TABLE

			VALUE	SHARES/	SH/	INVSTMT
NAME OF ISSUER	TITLE OF CLASS	CUSIP	(x$1000)	PRN AMT	PRN	DSCRETN
------------------------------------------	--------------------	------------	----------	-------------	--------	--------

AMP NZ Office Trust	COM	609327903	10	17000	SH	Sole
Air Products & Chemicals Inc.	COM	009158106	20	405	SH	Sole
Alexandria Real Estate 8.375 Pfd C	PFD	015271406	4	190	SH	Sole
Aptargroup, Inc	COM	038336103	6	160	SH	Sole
Automatic Data Processing Inc.	COM	053015103	22	550	SH	Sole
B & G Foods Inc.	COM	05508R205	9	870	SH	Sole
Banco Bilbao Vizcaya ADR	ADR	05946K101	6	465	SH	Sole
Bemis Co. Inc.	COM	081437105	13	570	SH	Sole
Brady Corp.	PFD	104674106	4	175	SH	Sole
Brandywine Realty Trust 7.5 Pfd C	PFD	105368401	12	895	SH	Sole
Buckeye Partners LP	UNIT LTD PARTN	118230101	11	340	SH	Sole
CBL & Associates Inc. 7.75 Pfd C	PFD	124830506	3	430	SH	Sole
Cedar Shopping Centers 8.875 Pfd A	PFD	150602308	6	420	SH	Sole
ChinaEdu Corp.	COM	16945L107	3	710	SH	Sole
Colgate-Palmolive Co.	COM	194162103	25	370	SH	Sole
Colonial Properties Trust	COM	195872106	1	160	SH	Sole
Colonial Properties Trust 8.125 Pfd D	PFD	195872403	9	590	SH	Sole
Cominar REIT	COM	199910100	9	725	SH	Sole
Corporate Office Prop. Trust 7.5 Pfd H	PFD	22002T603	6	360	SH	Sole
Digital Realty 7.875 Pfd B	PFD	253868301	3	200	SH	Sole
Ecolab, Inc.	COM	278865100	4	110	SH	Sole
Enel Societa Per Azioni Ords	COM	29265W207	9	1400	SH	Sole
Energias de Portugal, SA ADR	ADR	268353109	12	320	SH	Sole
Enerplus Resources Fund Trust	COM	29274D604	6	330	SH	Sole
Enterprise Products Partners LP	UNIT LTD PARTN	293792107	9	450	SH	Sole
Euronet Worldwide, Inc.	COM	298736109	7	610	SH	Sole
Exxon Mobil Corp.	COM	30231G102	22	270	SH	Sole
Ferrellgas Partners LP	UNIT LTD PARTN	315293100	8	540	SH	Sole
First Industrial Realty Trust	COM	32054K103	1	125	SH	Sole
First Industrial Realty Trust 7.25 Pfd J	PFD	32054K798	4	420	SH	Sole
Fiserv Inc.	COM	337738108	24	655	SH	Sole
GMX Resources Inc. 9.25 Pfd B	PFD	38011M405	4	220	SH	Sole
General Electric Co.	COM	369604103	8	475	SH	Sole
General Mills Inc.	COM	370334104	23	380	SH	Sole
Gladstone Commercial Corp.	COM	376536108	3	320	SH	Sole
Gladstone Commercial Corp. 7.5 Pfd B	PFD	376536306	4	410	SH	Sole
Gladstone Commercial Corp. 7.75 Pfd A	PFD	376536207	5	430	SH	Sole
Graco, Inc.	COM	384109104	23	950	SH	Sole
Grainger, WW Inc.	COM	384802104	24	300	SH	Sole
Grontmij NV-CVA	COM	N37558199	16	650	SH	Sole
Heineken NV	COM	N39427211	23	750	SH	Sole
Hormel Foods Corp.	COM	440452100	19	605	SH	Sole
Huaneng Power ADR	ADR	443304100	14	470	SH	Sole
Infosys Technologies Ltd. ADR	ADR	456788108	14	575	SH	Sole
Jacob Engineering Group	COM	469814107	5	110	SH	Sole
Johnson & Johnson	COM	478160104	22	370	SH	Sole
Kilroy Realty Corp. 7.8 Pfd E	PFD	49427F405	7	440	SH	Sole
Kimco Realty Corp. 7.75 Pfd G	PFD	49446R844	7	370	SH	Sole
Kinder Morgan Energy Partners	UNIT LTD PARTN	494550106	12	260	SH	Sole
Kite Realty Group	COM	49803T102	8	1370	SH	Sole
LBA Realty Fund II WBP Inc. 7.625 Pfd B	PFD	501777304	11	1190	SH	Sole
Liberty Property Trust	COM	531172104	5	220	SH	Sole
Logitech International SA	COM	H50430232	18	1130	SH	Sole
Mack-Cali Realty Corp.	COM	554489104	5	200	SH	Sole
Marathon Oil Corp.	COM	565849106	16	590	SH	Sole
Mechel Open Joint Stock Co. ADR	ADR	583840103	2	440	SH	Sole
Mettler-Toledo International, Inc.	COM	592688105	5	75	SH	Sole
NPB Cap Trust II 7.85 Pfd	PFD	62935R209	3	140	SH	Sole
Norfolk & Southern Corp.	COM	655844108	23	485	SH	Sole
Novartis AG ADR	ADR	66987V109	23	470	SH	Sole
Old Second Cap Trust I 7.8 Pfd	PFD	680280104	4	440	SH	Sole
Omnicom Group	COM	681919106	12	430	SH	Sole
Oneok Partners LP	UNIT LTD PARTN	68268N103	11	250	SH	Sole
PS Business Parks Inc. 7.375 Pfd O	PFD	69360J750	8	480	SH	Sole
Patriot Coal Corp.	COM	70336T104	6	940	SH	Sole
Peabody Energy Corp.	COM	704549104	14	600	SH	Sole
Penn Virginia Resources LP	UNIT LTD PARTN	707884102	6	570	SH	Sole
Penn West Energy Trust	COM	707885109	5	470	SH	Sole
PetroChina Ltd. ADS	ADR	71646E100	10	110	SH	Sole
Plains All American Pipeline LP	UNIT LTD PARTN	726503105	10	300	SH	Sole
Praxair, Inc.	COM	74005P104	20	335	SH	Sole
Primaris Retail REIT	COM	74157U109	8	875	SH	Sole
Prosperity Bancshares Inc.	COM	743606105	15	510	SH	Sole
Puget Energy Inc.	COM	745310102	7	265	SH	Sole
Ramco Gershenson Properties Trust	COM	751452202	2	270	SH	Sole
Realty Income Corp. 6.75 Pfd E	PFD	756109708	11	640	SH	Sole
Rostelecom Long Distance ADR	ADR	778529107	12	220	SH	Sole
SNC-Lavalin Group Inc.	COM	78460T105	24	750	SH	Sole
Sasol Ltd. ADR	ADR	803866300	19	640	SH	Sole
Saul Centers 8 Pfd A	PFD	804395200	10	650	SH	Sole
St. Gobain	COM	738048909	13	275	SH	Sole
State Street Corp.	COM	857477103	11	290	SH	Sole
Sunoco Logistics Partners LP	UNIT LTD PARTN	86764L108	14	300	SH	Sole
TC Pipelines LP	UNIT LTD PARTN	87233Q108	10	430	SH	Sole
Talisman Energy Inc.	COM	87425e103	5	540	SH	Sole
Toronto Dominion Bank	COM	891160509	16	450	SH	Sole
Total SA ADR	ADR	89151E109	22	405	SH	Sole
Tullow Oil PLC	COM	015008907	20	2150	SH	Sole
Urstadt Biddle Properties A	COM	917286205	5	340	SH	Sole
Urstadt Biddle Properties Inc. 7.5 Pfd D	PFD	917286502	8	450	SH	Sole
Vornado Realty Trust 6.625 Pfd I	PFD	929042877	11	575	SH	Sole
Vornado Realty Trust 6.75 Pfd H	PFD	929042885	2	110	SH	Sole
Weingarten Realty Investors	COM	948741103	10	470	SH	Sole

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